Goodwill And Other Intangible Assets (Carrying Amount Of Other Intangible Assets By Major Class) (Detail) (JPY ¥) In Millions, unless otherwise specified	Sep. 30, 2014	Mar. 31, 2014
Intangible assets subject to amortization:
Net carrying amount	¥ 1,112,094	¥ 1,122,568
Intangible assets not subject to amortization:
Net carrying amount	10,732	10,786
Total intangible assets, Net	1,122,826	1,133,354
Indefinite-Lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount	3,037	3,037
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	7,695	7,749
Software [Member]
Intangible assets subject to amortization:
Net carrying amount	636,582	612,714
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Net carrying amount	197,485	214,969
Customer Relationships [Member]
Intangible assets subject to amortization:
Net carrying amount	218,629	232,900
Trade Names [Member]
Intangible assets subject to amortization:
Net carrying amount	53,393	55,793
Other [Member]
Intangible assets subject to amortization:
Net carrying amount	¥ 6,005	¥ 6,192